Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Capitalized development costs [Member]
Estimated useful lives	5 years
Computer equipment [Member]
Estimated useful lives	5 years
Automobiles [Member] | Minimum [Member]
Estimated useful lives	5 years
Automobiles [Member] | Maximum [Member]
Estimated useful lives	8 years
Office equipment, fixtures and furniture [Member] | Minimum [Member]
Estimated useful lives	3 years
Office equipment, fixtures and furniture [Member] | Maximum [Member]
Estimated useful lives	10 years